Commitments and Contingencies Obligation Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchased tax credits indemnity reserve
Loss Contingency Accrual [Roll Forward]
Balance at end of period	$ 10.1
Total indemnity reserves
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	21.6	$ 24.1	$ 27.9
Changes in estimates	0.0	0.0	0.0
Foreign exchange impacts	(7.2)	(2.5)	(3.8)
Balance at end of period	$ 14.4	$ 21.6	$ 24.1